Other Information (Tables)	3 Months Ended
Mar. 31, 2013
Other Information [Abstract]
Cash payments for interest and income taxes (net of refunds)

	Three Months Ended March 31,
	2013	2012
Interest	$21.5	$21.8
Income taxes (net of refunds)	$0.5	$2.3